Commitments and Contingencies - Contractual Obligations (Table) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Lease commitments
2016	$ 16,239
2017	(19,134)
2018	(21,979)
2019	(21,543)
2020	(22,021)
2021 and thereafter	(194,365)
Total	(262,803)
Future, minimum, non-cancellable charter revenue (1)
Lease commitments
2016	33,695
2017	1,089
2018	0
2019	0
2020	0
2021 and thereafter	0
Total	34,784
Future, minimum non cancellable lease payment under vessel operating leases
Lease commitments
2016	(3,605)
2017	(2,344)
2018	0
2019	0
2020	0
2021 and thereafter	0
Total	(5,949)
Office rent
Lease commitments
2016	(256)
2017	(256)
2018	(255)
2019	(252)
2020	(247)
2021 and thereafter	(421)
Total	(1,687)
Bareboat capital leases - upfront hire & handling fees (3)
Lease commitments
2016	(6,469)
2017	(672)
2018	(336)
2019	0
2020	0
2021 and thereafter	0
Total	(7,477)
Bareboat commitments charter hire (4)
Lease commitments
2016	(7,126)
2017	(16,951)
2018	(21,388)
2019	(21,291)
2020	(21,774)
2021 and thereafter	(193,944)
Total	$ (282,474)